Land-Use Rights, Net (Tables) - Land-Use Rights [Member]	12 Months Ended
Dec. 31, 2025
Land-Use Rights, Net (Tables) [Line Items]
Schedule of Land-Use Rights, Net

Land-use rights, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Land-use rights	$857,989	$821,997
Less: accumulated amortization	(254,408)	(216,654)
Land-use rights, net	$603,581	$605,343

Schedule of Estimated Future Amortization Expenses

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2026	$28,190
Fiscal year 2027	28,190
Fiscal year 2028	28,190
Fiscal year 2029	28,190
Fiscal year 2030	28,190
Thereafter	462,631
Total	$603,581